General and administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]

14. General and administrative expenses

The following is a summary of general and administrative ("G&A") expenses incurred by the Company during the years ended December 31, 2022 and 2021. The G&A expenses for the years presented include, but are not limited to, those expenses incurred in order to earn the service fee as operators of the JV (note 7).

		Year ended December 31,
	2022	2021
	$	$
Wages, benefits and consulting	(6,515)	(7,594)
Office, rent and administration	(1,324)	(1,192)
Professional and legal	(724)	(589)
Share-based compensation	(1,646)	(3,175)
Travel, marketing, investor relations and regulatory	(745)	(779)
Depreciation	(146)	(148)
Total G&A expense	(11,100)	(13,477)